REGULATORY CAPITAL REQUIREMENTS - Additional Information (Detail)	Sep. 30, 2013	Jun. 30, 2013	Sep. 30, 2012
Regulatory Capital Requirements [Abstract]
Minimum ratios of tangible capital	1.50%		1.50%
Minimum ratios of core capital	4.00%
Minimum ratios of total risk-based capital	8.00%		8.00%
Bank's Tier 1 leverage capital requirement	10.00%
Bank's total risk based capital requirement	13.00%	13.00%
Bank's Tier 1 leverage capital actual	17.70%	17.70%
Bank's total risk based capital actual	25.10%	25.10%	18.20%